Summary of significant accounting policies - Right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use	€ 3,191	€ 3,984
Property
Leases
Right-of-use	2,892	3,658
Machinery
Leases
Right-of-use	45	72
Other PPE
Leases
Right-of-use	€ 254	€ 254